Variable Interest Entities (Details Textual)	1 Months Ended
	Feb. 20, 2012	Dec. 31, 2014
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Westport Innovations Inc [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Description Of Profit Sharing Percentage	75.00%
Cummins Westport Inc [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Description Of Profit Sharing Percentage	25.00%